ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Net income/(loss) From Discontinued Operations (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 01, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ (189,620)
Discontinued operation, gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]		Net income/(loss) from discontinued operations
Gain on disposal		$ 113,170
Net (loss)/income from discontinued operations		(76,450)
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations	$ 266	(194,500)
Gain on disposal	27	(10,060)
Net (loss)/income from discontinued operations	$ 293	(204,560)
TundraCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		4,880
Gain on disposal		123,230
Net (loss)/income from discontinued operations		$ 128,110